[GRAPHIC OMITTED] BT Mutual Funds

PreservationPlus
           Income Fund
           Annual Report




Trust: BT Investment Funds
Investment Advisor: Bankers Trust Company

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PreservationPlus Income Fund

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders........................................................ 3


PreservationPlus Income Fund
   Statement of Assets and Liabilities ....................................... 6
   Statement of Operations ................................................... 7
   Statement of Changes in Net Assets ........................................ 8
   Financial Highlights ...................................................... 8
   Notes to Financial Statements ............................................. 9
   Report of Independent Auditors ............................................10

PreservationPlus Income Portfolio
   Schedule of Portfolio Investments .........................................11
   Statement of Assets and Liabilities .......................................12
   Statement of Operations ...................................................13
   Statement of Changes in Net Assets ........................................14
   Financial Highlights ......................................................14
   Notes to Financial Statements .............................................15
   Report of Independent Auditors ............................................18

Proxy Results ................................................................19





                              -------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              -------------------

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PreservationPlus Income Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this first annual report for the PreservationPlus Income Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings. Since the Fund has not been in operation for a full twelve months, performance is being reported for the life of the Fund as of September 30, 1999.

The PreservationPlus Income Fund is the first SEC registered mutual fund specifically designed as an investment alternative for individuals with IRAs previously invested in money market funds, savings accounts and CDs, as well as rollovers from retirement programs invested in traditional GIC commingled funds and other stable value products. It is well worth noting that until this Fund was introduced in December 1998, the only alternative retirement plan rollovers had for their conservative, stable value assets was money market funds. The PreservationPlus Income Fund seeks to deliver returns above those of money market funds while maintaining a constant share price. The Fund is offered to traditional IRAs, Roth IRAs, education IRAs, simplified employee pension IRAs (SEP IRAs), savings incentive match plan for employees (SIMPLE IRAs), and Keogh plans.

MARKET ACTIVITY
Overall, the U.S. bond market was dominated by a dramatic increase in interest rates during the fiscal year ended September 30, 1999.

A myriad of political and economic events boosted the "spread sectors" but lofted the U.S. yield curve across all maturities over the first portion of the Fund's fiscal year, dragging down the performance of U.S. Treasury securities.

o The birth of the Euro currency, Brazilian devaluation, NATO military action in the Balkans and heavy merger activity and booming debt origination in the U.S. were just some of the factors that led to disappointing returns from U.S. Treasuries. The Treasury market conceded to reduced concerns over international turmoil and increased investor demand for the higher yields offered by other fixed income sectors.

o In contrast, the corporate, mortgage and asset-backed sectors rallied, as yield spreads tightened substantially with the return of liquidity to the fixed income markets. The mortgage and corporate bond sectors reacted favorably to three Federal Reserve Board easings in the Fall of 1998, interest rate cuts in a number of other countries, and better coordination of international monetary policy. All three of the credit-dependent "spread sectors"--i.e. corporate, mortgage, and asset-backed--flourished with declining implied volatilities, subsiding refinancing worries, and a continuing reduction of liquidity premiums.

During the six months ended September 30, 1999, virtually all of the U.S. fixed income sectors were impacted by higher interest rates, renewed inflation fears, and a reversal in Federal Reserve Board policy.

o To guard against the perceived risks of inflationary pressures brought on by an improving global economy, a still strong U.S. economy, and an extremely tight labor market, the Federal Reserve Board acted twice during the summer of 1999. The Fed raised the fed funds rate by 0.25% each on June 30 and August 24. We believe the hike in rates marked a movement from the low growth/low yield environment of 1998 to the medium growth/medium yield arena of 1999.

o U.S. Treasury yields continued to move sharply higher. For example, the 5-year U.S. Treasury note rose 0.66% in the last six months of the Fund's fiscal year.

o The "spread sectors" were impacted to an even greater degree, underperforming U.S. Treasuries for the six months ended September 30, 1999. During the second calendar quarter, yields on these sectors moved higher across all maturities, as yield spreads came under pressure from increased new issue offerings and concerns over prepayment volatility in the mortgage market. During the third calendar quarter, yield spreads on corporate bonds widened, as investors' concerns grew over the credit implications of increased inflation and its effect on earnings, while yield spreads on asset-backed securities tightened in September, as the new issue calendar failed to meet earlier volume expectations. Mortgage securities' yields rose dramatically in September, primarily due to higher interest rates and slower prepayments.

INVESTMENT REVIEW
Despite significant market volatility, the Fund met its objective of maintaining a stable value per share and produced a high level of current income. The Fund's NAV remained steady at $10 per share every day since inception.

The Portfolio is invested across major sectors of the investment grade fixed income market. As of September 30, 1999, the Portfolio

 Periods ended September 30, 1999               Cumulative Total Returns
                                                ------------------------
                                                Past 6          Since
                                                months        inception/3
--------------------------------------------------------------------------------
 PreservationPlus
  Income Fund/1
  (inception 12/23/98)                           3.05%            4.46%
--------------------------------------------------------------------------------
 Lehman 1-3 Year Government/
  Corporate Index/2                              1.79%            2.52%
--------------------------------------------------------------------------------
 Wrapped Lehman Intermediate
  Aggregate Index/2                              2.78%            4.15%
--------------------------------------------------------------------------------
IBC First Tier Retail Money
 Fund Universe/2                                 2.21%            3.30%
--------------------------------------------------------------------------------
___________
1/ Performance quoted represents past performance. The Fund seeks to maintain a constant $10.00 share net asset value. The Fund is not a money market fund, and there can be no assurance that it will be able to do so. The Fund will hold fixed income securities, money market instruments, futures, options, and other instruments, and contracts with financial institutions, such as insurance companies and banks that are intended to stabilize the value per share. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company or Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details).
2/ In addition to the IBC Money Fund Average, we use two alternative benchmarks.
   The Lehman 1 to 3 Year Government/Corporate Index, our primary benchmark, is a total return index consisting of all U.S. Government agency securities, U.S. Government Treasury securities, and all investment grade corporate debt securities with maturities of one to three years. We also have changed our second benchmark from the Ryan Labs 5 Year GIC Index, comparing our performance instead to the Wrapped Lehman Intermediate Aggregate Index. This index more closely reflects the market sectors in which the Funds invests. Indexes are unmanaged, and investments cannot be made in an index.
3/ The benchmarks for the Since Inception time period are calculated from December 31, 1998.

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PreservationPlus Income Fund

Letter to Shareholders
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                    Diversification of Portfolio Investments
                       By Theme as of September 30, 1999
                    (percentages are based on market value)

Mortgage Backed 37%
Asset Backed 12%
Foreign Debt 8%
Industrial 19%
Financial Services 7%
Money Market Fund 14%
U.S. Treasury 3%

is allocated 26% to corporate bonds, 37% to mortgage-backed securities, 12% to asset-backed securities, 3% to U.S. Treasuries, 8% to foreign bonds, and 14% to cash equivalents. This allocation of fixed income securities is intentionally weighted towards the corporate and mortgage sectors, as these sectors have historically offered higher yields than U.S. government securities. The Fund has employed its Global Asset Allocation (GAA) overlay strategy, which evaluates equity, bond, cash, and currency opportunities across domestic and international markets. Additionally, the Fund has entered into Wrapper Agreements that are intended to stabilize the Fund's NAV.

The Fund is the first SEC registered mutual fund for IRA investors to make use of Wrapper Agreements to seek to maintain principal stability in the face of fluctuations in values due to changes in yields. To date, we have negotiated two Wrapper Agreements, each of which covers approximately one half of the fixed income securities and GAA strategy in the Portfolio covered by such Agreements. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of September 30, 1999 are issued by Bank of America NT&SA and Transamerica Life Insurance & Annuity Co. This was a successful strategy for the Fund.

The Fund has maintained a high quality portfolio. The average credit quality of investments in the Fund at the end of the fiscal year was AA, as measured by Standard & Poor's. The average quality of the issuers of the Wrapper Agreements at that time was also AA, as measured by Standard & Poor's. The Fund's duration at September 30, 1999 stood at 3.64 years.

MANAGER OUTLOOK
Economic momentum continues to build around the world. U.S. growth has shown little sign of slowing; the expansions in Europe have picked up speed; and the recoveries in Asia have been surprisingly vigorous. We expect such global growth trends to intensify and accelerate in a self-reinforcing manner over the balance of 1999 and into 2000. This brighter world economic picture should continue to fuel the sale of U.S. Treasuries by foreign investors. At the same time, we believe that shifts by foreign investors to comparatively riskier asset classes should provide a lift to the corporate, mortgage, and asset-backed spread sectors.

We do not believe that this rebound in growth is likely to result in any serious build up of inflationary pressures in Europe and Asia because of the ample economic slack that still exists in those regions. In the U.S., by contrast, while inflation remains low currently, recent hikes in the prices of oil and gold, together with other indications of persistent economic strength, suggest that inflation may increase at some point in the near future. Furthermore, labor markets remain drum tight, so the risks of economic overheating are more palpable unless growth cools down fairly soon. We continue to doubt that such a slowing is in the cards for the near term given the U.S. economy's strong fundamentals. This, along with the Federal Reserve Board's "tightening bias" stance declared on October 5, leads us to expect some additional Fed tightening and gradually building inflationary pressures to impart a cautious tone in U.S. financial markets.

Given this outlook, we anticipate fixed income yields to drift a bit higher and yield spreads to widen over the near term, as Y2K and liquidity concerns arise. These conditions should present us with attractive, but limited, opportunities to invest new cash flows at higher yield spreads. Over the longer term, we maintain a generally positive but cautious outlook for the U.S. fixed income markets.

We will maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share. Our strategy is to continue to focus on selecting quality spread sector assets at the maximum yield possible, while normally maintaining a 10% cash allocation to provide liquidity. This liquidity facilitates effective wrapper agreement management while maximizing the return volatility of the fixed income securities. Additionally, we expect the GAA overlay strategy to boost returns, as the world economic momentum continues to build and, we believe, fuel a rally in the financial markets.

We value your support of the PreservationPlus Income Fund and look forward to serving your investment needs in the years ahead.

     /s/ Eric Kirsch        /s/ John Axtell     /s/ Louis R. D'Arienzo

                Eric Kirsch, John Axtell and Louis R. D'Arienzo
                           Portfolio Managers of the
                       PreservationPlus Income Portfolio
                               September 30, 1999

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PreservationPlus Income Fund

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the PreservationPlus Income Fund since December 23, 1998.

         Total Return for Periods through
                September 30, 1999

Six Months/2                             Since 12/23/98/1,2
   3.05%                                         4.46%
--------------------------------------------------------------------------------
1/ The Fund's inception date.
2/ Cumulative return.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                               [GRAPHIC OMITTED]


PreservationPlus Income Fund - $10,446
Dec-98  10,000
Mar-99  10,137
Sep-99  10,446

Lehman 1-3 Year Government/Corporate Index - $10,252
Dec-98  10,000
Mar-99  10,071
Sep-99  10,252

IBC First Tier Retail Money Market Universe - $10,330
Dec-98  10,000
Mar-99  10,107
Sep-99  10,330

Wrapped Lehman Intermediate Aggregate Index - $10,415
Dec-98  10,000
Mar-99  10,146
Sep-99  10,415




Past performance is not indicative of future performance. Performance figures assume the reinvestment of dividends.

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PreservationPlus Income Fund

Statement of Assets and Liabilities September 30, 1999
--------------------------------------------------------------------------------

Assets
     Investment in PreservationPlus Income Portfolio, at Value .........................   $ 143,752
     Due from Bankers Trust ............................................................      22,370
                                                                                           ---------
Total Assets ...........................................................................     166,122
                                                                                           ---------

Liabilities
     Dividend Payable ..................................................................         795
     Accrued Expenses and Other ........................................................      47,738
                                                                                           ---------
Total Liabilities ......................................................................      48,533
                                                                                           ---------
Net Assets .............................................................................   $ 117,589
                                                                                           =========
Composition of Net Assets
     Paid-in Capital ...................................................................   $ 117,589
     Accumulated Net Realized Loss from Investments, Futures Contracts, Foreign Currency
      and Forward Foreign Currency Transactions ........................................        (170)
     Net Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency
      and Forward Foreign Currency Contracts ...........................................         353
   Unrealized Depreciation on Wrapper Agreements .......................................        (183)
                                                                                           ---------
Net Assets .............................................................................   $ 117,589
                                                                                           =========
Net Asset Value, Offering and Redemption Price Per Share
   (net assets divided by shares outstanding) ..........................................   $   10.00
                                                                                           =========
Shares Outstanding ($0.001 par value per share, unlimited number of
   shares of beneficial interest authorized) ...........................................      11,759
                                                                                           =========

                       See Notes to Financial Statements.

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PreservationPlus Income Fund

Statement of Operations
--------------------------------------------------------------------------------

                                                                                           For the Period
                                                                                         December 23, 1998/1
                                                                                               through
                                                                                         September 30, 1999
                                                                                         ------------------
Investment Income
   Income net of expenses allocated from PreservationPlus Income Portfolio .................   $  3,012
                                                                                               --------
Expenses
   Printing and Shareholder Reports ........................................................     29,379
   Professional Fees .......................................................................     12,696
   Trustees Fees ...........................................................................      3,021
   Administration and Services Fees ........................................................        170
   Miscellaneous ...........................................................................      2,639
                                                                                               --------
   Total Expenses ..........................................................................     47,905
   Less Fees Waived/Expenses Reimbursed by Bankers Trust ...................................    (47,717)
                                                                                               --------
   Net Expenses ............................................................................        188
                                                                                               --------
Net Investment Income ......................................................................      2,824
                                                                                               --------
Realized and Unrealized Gain on Investments, Foreign Currency Transactions,
   Forward Foreign Currency Contracts, Future Contracts and Wrapper Agreements
   Net Realized Loss from:
      Investments, Foreign Currency and Forward Foreign Currency Transactions ..............         (1)
      Futures Contracts ....................................................................       (169)
                                                                                               --------
   Net Changes in Unrealized Appreciation/Depreciation on:
      Investments, Foreign Currency, Forward Foreign Currency Contracts and Future Contracts        353
      Wrapper Agreements ...................................................................       (183)
                                                                                               --------
Net Realized and Unrealized Gain (Loss) on Investments, Futures, Foreign Currencies,
   Forward Foreign Currency Contracts and Wrapper Agreements ...............................         --
                                                                                               --------
Net Increase in Net Assets from Operations .................................................   $  2,824
                                                                                               ========

___________
1/ Commencement of operations.

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PreservationPlus Income Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                         For the Period
                                                                                       December 23, 1998/1
                                                                                             through
                                                                                       September 30, 1999
                                                                                       ------------------
Increase in Net Assets:
Operations
   Net Investment Income ...............................................................   $   2,824
   Net Change in Unrealized Appreciation/Depreciation on Investments, Futures Contracts,
     Foreign Currencies and Forward Foreign Currency Contracts .........................         353
   Net Change in Unrealized Appreciation/Depreciation on Wrapper Agreements ............        (183)
   Net Realized Loss from Investments, Futures, Foreign Currency and
     Forward Foreign Currency Transactions .............................................        (170)
                                                                                           ---------
   Net Increase in Net Assets Resulting from Operations ................................       2,824
                                                                                           ---------
Distributions to Shareholders
   Net Investment Income ...............................................................      (2,824)
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares .......................................................     447,190
   Dividend Reinvestments ..............................................................       1,781
   Cost of Shares Sold .................................................................    (331,382)
                                                                                           ---------
Net Increase in Net Assets from Capital Transactions in Shares of Beneficial Interest ..     117,589
                                                                                           ---------
Total Increase in Net Assets ...........................................................     117,589
Net Assets
Beginning of Period ....................................................................        --
                                                                                           ---------
End of Period ..........................................................................   $ 117,589
                                                                                           =========

__________
1/ Commencement of operations.

--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated.

                                                                                      For the Period
                                                                                    December 23, 1998/1
                                                                                          through
                                                                                    September 30, 1999
                                                                                    ------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period .................................................   $ 10.00
                                                                                         -------
Income from Investment Operations
   Net Investment Income .............................................................      0.44
Distributions to Shareholders
   Net Investment Income .............................................................     (0.44)
                                                                                         -------
Net Asset Value, End of Period .......................................................   $ 10.00
                                                                                         =======
Total Investment Return ..............................................................      4.46%/2
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ..........................................   $   118
   Ratios to Average Net Assets:
      Net Investment Income ..........................................................      5.85%/3
      Net Expenses, Including Expenses of the PreservationPlus Income Portfolio ......      0.89%/3
      Decrease Reflected in Above Expense Ratio Due to Fees Waived/Expenses Reimbursed
         by Bankers Trust ............................................................    228.00%/3

__________
1/ Commencement of operations.
2/ Return is not annualized.
3/ Annualized.

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PreservationPlus Income Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The PreservationPlus Income Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations on December 23, 1998. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the BT PreservationPlus Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1999, the Fund's investment was approximately 1% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Transactions and Related Investment Income
The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio including the offsetting valuation change of the Wrapper Agreements.

C. Distributions
It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Other
The Trust accounts separately for the assets, liabilities, and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the Trust's funds are allocated among them on the basis of relative net assets.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .35% of average daily net assets.

The Fund is also subject to shareholder servicing fees in the maximum amount of .25% of average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary to limit all expenses to .65% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.00% of the average daily net assets of the Fund, including expenses of the Portfolio. Prior to July 1, 1999 Bankers Trust voluntarily undertook to waive its fees and reimburse expenses of the Fund, to the extent necessary to limit all expenses to .45% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

Shareholder transaction expenses are charges paid when investors buy, redeem or exchange Shares. Under normal circumstances, redemptions of Shares that are directed by Plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption.

ICC Distributors, Inc. provides distribution services to the Fund.

Bankers Trust was a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly-owned subsidiary of Deutsche Bank.

Note 3--Shares of Beneficial Interest
At September 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the period ended September 30, 1999 were as follows:

                      For the period December 23, 1998/1
                            to September 30, 1999
                      ---------------------------------
                           Shares        Amount
                          -------     ----------

Sold                       44,719       $447,190
Reinvested                    178          1,781
Redeemed                  (33,138)      (331,382)
                          -------     ----------
Net Increase               11,759       $117,589
                          =======     ==========


__________
1/ Commencement of operations.

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PreservationPlus Income Fund

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
BT Investment Funds - PreservationPlus Income Fund

We have audited the accompanying statement of assets and liabilities of PreservationPlus Income Fund (the "Fund") as of September 30, 1999, and the related statement of operations, statement of changes in net assets, and financial highlights for the period December 23, 1998 (commencement of operations) through September 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PreservationPlus Income Fund at September 30, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for the period December 23, 1998 (commencement of operations) through September 30, 1999, in conformity with generally accepted accounting principles.



Ernst & Young, LLP
Philadelphia, Pennsylvania
November 8, 1999

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PreservationPlus Income Portfolio

Schedule of Portfolio Investments September 30, 1999
--------------------------------------------------------------------------------

Principal
 Amount                Security                     Value
 ------                --------                     -----

           ASSET-BACKED SECURITIES - 11.6%
$ 974,063  GE Capital Mortgage Services, Inc.,
             6.00%, 6/1/29.........................  $  923,568
1,050,000  Norwest Asset Securities Corp.,
             6.75%, 2/25/29........................   1,023,529
  971,401  Residential Funding Mortgage Securities,
             6.75%, 4/25/29........................     934,566
  150,000  Vendee Mortgage Trust,
             7.50%, 8/15/17........................     151,431
                                                     ----------
Total Asset-Backed Securities
  (Cost $3,060,977)................................   3,033,094
                                                     ----------

           CORPORATE DEBT - 26.3%
           Financial Services - 7.3%
1,000,000  Household Finance Corp.,
             6.50%, 11/15/08.......................     940,909
1,000,000  Paine Webber Group, Inc.,
             6.37%, 5/15/04........................     964,129
                                                     ----------
                                                      1,905,038
                                                     ----------
           Industrial - 19.0%
1,000,000  Delphi Auto Systems Corp.,
             6.50%, 5/1/09.........................     930,772
1,000,000  Laidlaw, Inc., 7.70%, 8/15/02...........     993,713
1,000,000  News America Holdings,
             8.50%, 2/15/05........................   1,050,091
1,000,000  Northrop-Grumman Corp.,
             7.00%, 3/1/06.........................     965,965
1,000,000  Time Warner, Inc., 7.48%, 1/15/08.......   1,008,320
                                                     ----------
                                                      4,948,861
                                                     ----------
Total Corporate Debt
  (Cost $6,894,833)................................   6,853,899
                                                     ----------

           FOREIGN DEBT - 7.5%
1,000,000  Celulosa Arauco y Constitu,
             6.75%, 12/15/03.......................     940,058
1,000,000  Corp Andina de Fomento,
             7.75%, 3/1/04.........................   1,002,095
                                                     ----------
Total Foreign Debt
  (Cost $1,938,850)................................   1,942,153
                                                     ----------
Principal
 Amount/
 Shares                Security                     Value
 ------                --------                     -----

           MORTGAGE BACKED SECURITIES - 35.7%
$5,083,224 FGLMC GOLD, 7.50%, 10/1/24..............$  5,111,655
 1,135,629  FHLMC GOLD, 8.00%, 3/1/27..............   1,163,297
 1,057,079  FNCL, 6.50%, 9/1/28....................   1,014,021
 1,080,115  FNCL, 6.50%, 10/1/28...................   1,036,119
 1,043,684  FNCL, 6.50%, 12/1/28...................   1,001,172
                                                     ----------
Total Mortgage-Backed Securities
  (Cost $9,509,734)................................   9,326,264
                                                     ----------

           U.S. TREASURY SECURITIES - 1.6%
  440,000  U.S. Treasury Note, 5.25%, 5/15/04......     429,963
                                                     ----------
Total U.S. Treasury Securities
  (Cost $429,570)..................................     429,963
                                                     ----------

           SHORT-TERM INSTRUMENTS - 14.5%
           Mutual Funds - 13.4%
3,498,725  Institutional Cash Management
             Fund..................................   3,498,725
                                                     ----------
           U.S. Treasury Bills - 1.1%
  275,000  U.S. Treasury Bill, 4.55%, 12/2/99......     272,845
                                                     ----------
Total Short-Term Instruments
  (Cost $3,771,570)................................   3,771,570
                                                     ----------

Total Investments
  (Cost $25,605,534).................... 97.2%       25,356,943
                                         ----        ----------
Wrapper Agreements* - 1.6%
   Bank of America NT&SA................                264,272
   TransAmerica Life Insurance &
     Annuity Co. .......................                145,357
                                                     ----------
Total Wrapper Agreements................                409,629
                                                     ----------
Other Assets in Excess of Liabilities...   1.2%         328,425
                                           ---       ----------
Net Assets.............................. 100.0%     $26,094,997
                                         =====      ===========

__________
The following abbreviations are used in portfolio descriptions:
FHLMC - Federal Home Loan Mortgage Corp.
FNCL - Federal National Mortgage Association Class Loan
*Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Statement of Assets and Liabilities September 30, 1999
--------------------------------------------------------------------------------

Assets
   Investment at Value (Cost $25,605,534) ..................         $25,356,943
   Interest Receivable .....................................             266,680
   Prepaid Expenses and Other ..............................              72,843
   Wrapper Agreements ......................................             409,629
   Due from Bankers Trust ..................................              17,882
   Variation Margin Receivable .............................              30,456
                                                                     -----------
Total Assets ...............................................          26,154,433
                                                                     -----------
Liabilities
   Accrued Expenses and Other ..............................              59,436
                                                                     -----------
Total Liabilities ..........................................              59,436
                                                                     -----------
Net Assets .................................................         $26,094,997
                                                                     ===========



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Statement of Operations
--------------------------------------------------------------------------------

                                                                                                 For the Period
                                                                                               December 23, 1998/1
                                                                                                     through
                                                                                               September 30, 1999
                                                                                               -------------------
Investment Income
   Interest Income .............................................................................     $ 595,970
   Credited Rate Interest ......................................................................        47,245
                                                                                                     ---------
Total Investment Income ........................................................................       643,215
                                                                                                     ---------
Expenses
   Advisory Fees ...............................................................................        64,673
   Professional Fees ...........................................................................        21,863
   Wrapper Fees ................................................................................        18,692
   Printing and Shareholder Reports ............................................................         7,000
   Administration and Service Fees .............................................................         4,620
   Trustees Fees ...............................................................................         4.013
   Miscellaneous ...............................................................................        10,284
                                                                                                     ---------
   Total Expenses ..............................................................................       131,145
   Less Fees Waived/Expenses Reimbursed by Bankers Trust .......................................       (85,905)
                                                                                                     ---------
      Net Expenses .............................................................................        45,240
                                                                                                     ---------
Net Investment Income ..........................................................................       597,975
                                                                                                     ---------
Realized and Unrealized Gain on Investments, Foreign Currency Transactions,
   Forward Foreign Currency Contracts, Futures Contracts and Wrapper Agreements
    Net Realized Gain (Loss) from:
      Investment, Foreign Currency and Forward Foreign Currency Transactions ...................         3,867
      Futures Contracts ........................................................................       (36,687)
    Net Changes in Unrealized Appreciation/Depreciation on:
      Investments, Foreign Currency, Forward Foreign Currency Contracts and Future Contracts ...      (329,564)
      Wrapper Agreements .......................................................................       362,384
                                                                                                     ---------
Net Realized and Unrealized Gain (Loss) on Investments, Futures, Foreign Currencies,
 Forward Foreign Currency Contracts and Wrapper Agreements .....................................            --
                                                                                                     ---------
Net Increase in Net Assets from Operations .....................................................     $ 597,975
                                                                                                     =========

___________
1/  Commencement of operations.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 For the Period
                                                                                               December 23, 1998/1
                                                                                                    through
                                                                                               September 30, 1999
                                                                                              ---------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ..................................................................     $    597,975
   Net Change in Unrealized Appreciation/Depreciation on Investments, Futures Contracts,
     Foreign Currency and Forward Foreign Currency Contracts ..............................         (329,564)
   Net Unrealized Appreciation/Depreciation on Wrapper Agreements .........................          362,384
   Net Realized Loss from Investments, Futures, Foreign Currency and
     Forward Foreign Currency Transactions ................................................          (32,820)
                                                                                                ------------
Net Increase in Net Assets from Operations ................................................          597,975
                                                                                                ------------
Capital Transactions
   Proceeds from Capital Invested .........................................................       44,761,026
   Value of Capital Withdrawn .............................................................      (19,264,004)
                                                                                                ------------
Net Increase in Net Assets from Capital Transactions ......................................       25,497,022
                                                                                                ------------
Total Increase in Net Assets ..............................................................       26,094,997
Net Assets
Beginning of Period .......................................................................               --
                                                                                                ------------
End of Period .............................................................................     $ 26,094,997
                                                                                                ============

__________
1/  Commencement of operations.

--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------
Contained below are selected ratios to average net assets and other supplemental data for the period indicated for the PreservationPlus Income Portfolio.

                                                               For the Period
                                                             December 23, 1998/1
                                                                   through
                                                             September 30, 1999
                                                            --------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) ...............          $ 26,095
Ratios to Average Net Assets:
   Net Investment Income ...............................              6.47%/2
   Expenses ............................................              0.49%/2
   Decrease Reflected in the Above Expense Ratio Due
     to Fees Waived/Expenses Reimbursed by Bankers
     Trust .............................................              0.92%/2
Portfolio Turnover Rate ................................               149%

__________
1/  Commencement of operations.
2/ Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization
The PreservationPlus Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized and began operations on December 23, 1998 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Trust Board in performing its fair value determination of the Portfolio's Wrapper Agreements considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis. The credited rate interest represents the actual interest earned on covered assets under the Portfolio's Wrapper Agreements (the "agreements") plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuation in the market value of covered assets under the agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. TBA Purchase Commitments
The Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

E. Foreign Currency Transactions
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts in an attempt to enhance the return on the Portfolio's assets pursuant to its Global Asset Allocation strategy. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts do involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .70% of the Portfolio's average daily net assets, less advisor fees paid for the pro rata amount due to investment in the Institutional Cash Management Fund.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .35% of the average daily net assets of the Portfolio. Prior to July 1, 1999 Bankers Trust voluntarily undertook to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .80% of the average daily net assets of the Portfolio.

The Portfolio may invest in the Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio for the period ended September 30, 1999 amounted to $62,885.

At September 30, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. On October 8, 1999, the revolving credit facility was increased to $150,000,000. No amounts were outstanding under the credit facility for the year ended September 30, 1999.

Bankers Trust was a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly-owned subsidiary of Deutsche Bank.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 1999, were $36,034,878 and $13,381,816, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1999, was $25,605,534. The aggregate gross unrealized appreciation was $3,695, and the aggregate gross unrealized depreciation for all investments was $252,286 as of September 30, 1999.

Note 4--Wrapper Agreements
The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and under most circumstances permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.

--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

A default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations may result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders.

Note 5--Futures Contracts
A summary of obligations under these financial instruments at September 30, 1999 is as follows:

                                                                                                             Unrealized
                                                                                                           Appreciation
Types of Futures                             Expiration      Contracts   Position      Market Value      (Depreciation)
----------------------------------   ------------------      ---------   --------     -------------      --------------
Japanese Topix Index Futures          December 10, 1999             2      Long     $       281,259    $           976
British FTSE100 Index Futures         December 18, 1999             3      Long             300,375             (5,469)
DAX Index Futures                     December 17, 1999             3      Long             411,874            (25,367)
Toronto 35 Index Futures              December 23, 1999             1      Long             137,060             (3,452)
Australian SPI Index Futures          December 31, 1999             1      Long              47,022               (524)
CAC 40 Euro Index Futures             December 31, 1999            (4)     Short           (196,106)               446
Long Gilt Bond Futures                December 22, 1999            (1)     Short           (175,186)             6,286
Canadian Government Bond Futures      December 31, 1999            (9)     Short           (753,238)            (3,182)
Euro Bond Futures                     December 9, 1999             (1)     Short           (112,719)               487
Japanese Bond Futures                 March 10, 2000               (1)     Short         (1,239,643)           (19,587)
Australian Bond Futures               December 16, 1999            (5)     Short           (706,093)            (2,260)
U.S. Treasury Note Futures            December 22, 1999            (6)     Short           (660,750)            (2,707)
-------------------------------                              --------                 -------------    ---------------
Total                                                             (17)                $  (2,666,145)     $     (54,353)
===============================                              ========                 =============    ===============


Note 6--Forward Foreign Currency Contracts
As of September 30, 1999, the PreservationPlus Income Portfolio had the following open forward foreign currency contracts:

                                                                                                 Net Unrealized
                                                                                                  Appreciation
Contracts                               In Exchange For      Settlement Date    Value (US$)   (Depreciation) (US$)
----------------------------------------------------------------------------------------------------------------------
Sales
----------------------------------------------------------------------------------------------------------------------
Australian Dollar        606,000     US Dollar    389,815       10/7/99           $395,639         $  (5,824)
Canadian Dollar          829,000     US Dollar    556,219       10/6/99            564,906            (8,687)
Japanese Yen          59,746,000     US Dollar    550,274       10/7/99            561,681           (11,407)
----------------------------------------------------------------------------------------------------------------------
                                                                               Total Sales           (25,918)
----------------------------------------------------------------------------------------------------------------------

Purchases
----------------------------------------------------------------------------------------------------------------------
Euro Dollar              130,000     US Dollar    139,136       10/7/99           $139,035              (101)
British Pound             92,000     US Dollar    147,942       10/7/99            151,432             3,490
----------------------------------------------------------------------------------------------------------------------
                                                                           Total Purchases             3,389
----------------------------------------------------------------------------------------------------------------------
                                                               Net Unrealized Depreciation          $(22,529)
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PreservationPlus Income Portfolio

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
BT PreservationPlus Income Portfolio

We have audited the accompanying statement of assets and liabilities including the schedule of portfolio investments, of PreservationPlus Income Portfolio (the "Portfolio") as of September 30, 1999 and the related statement of operations, statement of changes in net assets, and financial highlights for the period December 23, 1998 (commencement of operations) through September 30, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the Portfolio's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PreservationPlus Income Portfolio at September 30, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for the period December 23, 1998 (commencement of operations) through September 30, 1999, in conformity with generally accepted accounting principles.



Ernst & Young, LLP
Philadelphia, Pennsylvania
November 8, 1999

--------------------------------------------------------------------------------
PreservationPlus Income Fund

Proxy Results (unaudited)
--------------------------------------------------------------------------------

The BT PreservationPlus Income Fund shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Funds Board of Trustees.
                                     Shares             Shares Voted
                                      Voted               Withheld
                                       For                Authority
                                    --------            ------------
    Messr Biggar                      3,342                  --
    Messr Dill                        3,342                  --
    Messr Hale                        3,342                  --
    Messr Langton                     3,342                  --
    Messr Saunders                    3,342                  --
    Messr Van Benschoten              3,342                  --
    Dr. Gruber                        3,342                  --
    Dr. Herring                       3,342                  --


2.  To approve the New Investment Advisory Agreement with Bankers Trust Company.
                                  For                 Against           Abstain
                               --------               -------          --------
                                 3,342                   0                 0


3.  To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.
                                  For                 Against           Abstain
                               --------               -------          --------
                                 3,342                   0                 0


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.
                                  For                 Against           Abstain
                               --------               -------          --------
                                 3,342                   0                 0


5. To ratify the selection of Ernst & Young LLP as the independent accountants of the Fund and its corresponding Portfolio.
                                  For                 Against           Abstain
                               --------               -------          --------
                                 3,342                   0                 0

[LOGO] Bankers Trust
 Architects of Value

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund



PreservationPlus Income Fund                           CUSIP #055922660
BT Investment Funds                                    815ANN (9/99)



Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101